UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Avenue
          29th Floor
          New York, NY 10022


13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY                May 13, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $210,117
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number Name

1.            28-10574                          Libra Associates, LLC
2.            28-10573                          Libra Fund, L.P.
----          -------------------               ------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2005

COLUMN 1                       COLUMN  2           COLUMN 3   COLUMN 4    COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                               TITLE                          VALUE    SHRS OR   SH/ PUT/  INVESTMT        OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS            CUSIP     (X$1000)  PRN AMT   PRN CALL  DISCRETN        MGRS  SOLE    SHARED NONE
--------------                 --------            -----     --------  -------   --- ----  --------        ----  ----    ------ ----
AMERICAN BANK NOTE HOLOGRAPH   COM                 024377103   7,374   2,156,000 SH        Shared-Defined  1,2   2,156,000
ANOORAQ RES CORP               COM                 03633E108   1,599   1,500,000 SH        Shared-Defined  1,2   1,500,000
APEX SILVER MINES LTD          ORD                 G04074103   3,204     200,000 SH        Shared-Defined  1,2     200,000
APOLLO GOLD CORP               COM                 03761E102     588   1,250,500 SH        Shared-Defined  1,2   1,250,500
ARCHER DANIELS MIDLAND CO      COM                 039483102   1,229      50,000 SH        Shared-Defined  1,2      50,000
BEVERLY ENTERPRISES INC        COM NEW             087851309     130      10,500 SH        Shared-Defined  1,2      10,500
BUNGE LIMITED                  COM                 G16962105   2,694      50,000 SH        Shared-Defined  1,2      50,000
CAMECO CORP                    COM                 13321L108   4,434     100,200 SH        Shared-Defined  1,2     100,200
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW            G20045202   3,230      65,300 SH        Shared-Defined  1,2      65,300
CIT GROUP INC                  COM                 125581108   6,464     170,100 SH        Shared-Defined  1,2     170,100
COTT CORP QUE                  COM                 22163N106     256      10,000 SH        Shared-Defined  1,2      10,000
CRYSTALLEX INTL CORP           COM                 22942F101   2,496     711,100 SH        Shared-Defined  1,2     711,100
DADE BEHRING HOLDINGS INC      COM                 23342J206   6,476     109,900 SH        Shared-Defined  1,2     109,900
DATAWATCH CORP                 COM NEW             237917208      81      16,000 SH        Shared-Defined  1,2      16,000
DESERT SUN MNG CORP            COM                 25043V107   3,772   2,294,000 SH        Shared-Defined  1,2   2,294,000
DUN & BRADSTREET CORP DEL NE   COM                 26483E100  22,915     372,900 SH        Shared-Defined  1,2     372,900
GAMMON LAKE RES INC            COM                 364915108  11,357   1,958,100 SH        Shared-Defined  1,2   1,958,100
GLENCAIRN GOLD CORP            COM                 377903109      67     161,800 SH        Shared-Defined  1,2     161,800
GOLD RESV INC                  CLA                 38068N108   1,595     400,800 SH        Shared-Defined  1,2     400,800
GOLDCORP INC NEW               COM                 380956409     495      34,724 SH        Shared-Defined  1,2      34,724
HARMONY GOLD MNG LTD           SPONSORED ADR       413216300   1,240     158,933 SH        Shared-Defined  1,2     158,933
HEARTLAND PARTNERS LP          UT LTD PARTNER      422357103     418      97,200 SH        Shared-Defined  1,2      97,200
SEABULK INTL INC               COM                 81169P101     520      25,000 SH        Shared-Defined  1,2      25,000
KINROSS GOLD CORP              COM PAR             496902404   1,398     229,855 SH        Shared-Defined  1,2     229,855
KITTY HAWK INC                 COM  NEW            498326206   1,721   1,256,400 SH        Shared-Defined  1,2   1,256,400
MILLENNIUM CELL INC            COM                 60038B105     184      88,980 SH        Shared-Defined  1,2      88,980
MOBILE TELESYSTEMS OJSC        SPONSORED ADR       607409109  20,537     583,596 SH        Shared-Defined  1,2     583,596
NORTHERN ORION RES INC         COM                 665575106  12,189   4,202,530 SH        Shared-Defined  1,2   4,202,530
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR       68370R109  14,848     431,370 SH        Shared-Defined  1,2     431,370
OREZONE RES INC                COM                 685921108     783     580,000 SH        Shared-Defined  1,2     580,000
PETROLEUM GEO-SVCS ASA NEW     SPONSORED ADR       716599105   3,792      56,454 SH        Shared-Defined  1,2      56,454
PLACER DOME INC                COM                 725906101   2,058     126,910 SH        Shared-Defined  1,2     126,910
PROVIDENT ENERGY TR            TR UNIT             74386K104   3,634     367,346 SH        Shared-Defined  1,2     367,346
QUANTUM CORP                   COM DSSG            747906204      73      25,000 SH        Shared-Defined  1,2      25,000
QUEENSTAKE RES LTD YUKON       COM                 748314101   1,035   4,500,000 SH        Shared-Defined  1,2   4,500,000
RIO NARCEA GOLD MINES INC      COM                 766909105   3,348   1,976,900 SH        Shared-Defined  1,2   1,976,900
RURAL/METRO CORP               COM                 781748108     627     118,563 SH        Shared-Defined  1,2     118,563
SANDISK CORP                   COM                 80004C101     556      20,000 SH        Shared-Defined  1,2      20,000
TEMPLETON RUS AND EAST EUR F   COM                 88022F105   2,374      60,400 SH        Shared-Defined  1,2      60,400
TESCO CORP                     COM                 88157K101   4,711     408,150 SH        Shared-Defined  1,2     408,150
UNITEDGLOBALCOM INC            CL A                913247508   1,546     163,472 SH        Shared-Defined  1,2     163,472
USG CORP                       COM NEW             903293405   1,658      50,000 SH        Shared-Defined  1,2      50,000
WASHINGTON GROUP INTL INC      COM NEW             938862208  21,060     468,100 SH        Shared-Defined  1,2     468,100
WESTAIM CORP                   COM                 956909105  10,688   4,199,753 SH        Shared-Defined  1,2   4,199,753
WESTERN SILVER CORP            COM                 959531104   3,111     342,600 SH        Shared-Defined  1,2     342,600
BEMA GOLD CORP                 (WARRANTS) COM      08135F107     170     125,000 SH        Shared-Defined  1,2     125,000
GOLD RESV INC                  (WARRANTS) CLA      38068N108     129     105,000 SH        Shared-Defined  1,2     105,000
GOLDEN STAR RES LTD CDA        (WARRANTS) COM      38119T104     137     173,800 SH        Shared-Defined  1,2     173,800
AGNICO EAGLE MINES LTD         (WARRANTS) COM      008474108      31      12,500 SH        Shared-Defined  1,2      12,500
CAMBIOR INC                    (WARRANTS) COM      13201L103      56     269,300 SH        Shared-Defined  1,2     269,300
DESERT SUN MNG CORP            (WARRANTS) COM      25043V107     513     913,000 SH        Shared-Defined  1,2     913,000
GLENCAIRN GOLD CORP            (WARRANTS) COM      377903109      44     382,500 SH        Shared-Defined  1,2     382,500
GOLDCORP INC                   (WARRANTS) COM      380956409      72      12,500 SH        Shared-Defined  1,2      12,500
METALLICA RES INC              (WARRANTS) COM      59125J104      53     200,000 SH        Shared-Defined  1,2     200,000
NORTHERN ORION RES INC         (WARRANTS) COM      665575106   1,705   1,249,614 SH        Shared-Defined  1,2   1,249,614
NOVAGOLD RES INC               (WARRANTS) COM NEW  66987E206     860     225,000 SH        Shared-Defined  1,2     225,000
RIO NARCEA GOLD MINES INC      (WARRANTS) COM      766909105     210     782,350 SH        Shared-Defined  1,2     782,350
WHEATON RIV MINERALS LTD       W EXP 05/30/2000    962902144   6,630   3,000,000 SH        Shared-Defined  1,2   3,000,000
YAMANA GOLD INC                COM                 98462Y100   3,543   1,066,700 SH        Shared-Defined  1,2   1,066,700
ZENITH NATL INS CORP           COM                 989390109   1,400      27,000 SH        Shared-Defined  1,2      27,000
                                                   Total     210,117



03784.0001 #571028